Investment in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Net income	₩ 4,732,163	₩ 4,112,628	₩ 3,498,076
Total comprehensive income	2,134,131	3,494,839	3,324,232
Shinhan Financial Group (Separate)
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	1,806,604	1,875,675	1,718,407
Net income	1,249,251	1,413,956	1,274,443
Total comprehensive income	1,251,294	1,413,675	1,274,892
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	35,514,461	23,540,347	25,049,392
Net income	3,045,732	2,494,894	2,078,232
Total comprehensive income	2,394,238	2,396,829	1,911,575
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	4,761,181	4,359,627	4,091,178
Net income	644,555	676,297	606,554
Total comprehensive income	671,113	710,090	599,451
Shinhan Securities Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	10,548,842	7,592,350	9,290,965
Net income	412,339	320,662	154,531
Total comprehensive income	427,451	366,000	147,210
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	9,412,664	7,079,569	5,405,933
Net income	463,593	174,811	177,834
Total comprehensive income	(1,659,016)	(162,161)	227,596
Orange Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	0	2,112,353	4,456,340
Net income	0	216,826	279,282
Total comprehensive income	0	(96,157)	132,425
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	922,592	783,890	626,455
Net income	303,276	274,855	160,583
Total comprehensive income	307,988	275,760	162,134
Jeju Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	275,582	204,543	214,615
Net income	22,820	18,446	17,521
Total comprehensive income	11,658	11,739	16,557
Shinhan Credit Information Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	20,705	42,417	42,658
Net income	1,029	1,936	1,493
Total comprehensive income	1,450	2,079	1,650
Shinhan Alternative Investment Management Inc.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	0	28,010	17,219
Net income	0	9,163	3,433
Total comprehensive income	0	9,163	3,433
Shinhan Asset Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	174,242	107,598	88,870
Net income	37,064	32,152	26,663
Total comprehensive income	36,892	32,066	26,663
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	0	0	70
Net income	110	(7)	5
Total comprehensive income	110	(7)	5
Shinhan DS
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	279,453	244,445	164,327
Net income	6,835	4,100	1,862
Total comprehensive income	7,739	5,653	2,845
Shinhan Savings Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	241,013	163,643	123,590
Net income	38,384	30,310	26,953
Total comprehensive income	37,884	30,037	26,888
Shinhan Asset Trust Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	152,563	144,971	102,816
Net income	73,654	75,823	45,791
Total comprehensive income	74,236	75,972	45,765
Shinhan AITAS Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	55,270	53,005	58,599
Net income	9,500	9,816	13,020
Total comprehensive income	9,500	9,816	12,954
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	11,433	16,440	12,176
Net income	540	8,481	3,764
Total comprehensive income	609	8,469	3,764
Shinhan AI Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	10,668	12,106	10,246
Net income	(2,217)	478	304
Total comprehensive income	(2,301)	455	284
Shinhan Venture Investment Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	19,839	32,134	3,500
Net income	1,526	15,929	(1,146)
Total comprehensive income	₩ 1,418	₩ 15,750	₩ (1,015)